UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00604
Washington Mutual Investors Fund
(Exact name of registrant as specified in charter)
6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class A
| AWSHX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class C
| WSHCX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 70	1.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of n
e
t assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class T
| TWMMX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 17	0.31% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-1
| WSHFX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 34	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-2
| WMFFX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were t
he
fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class F-3
| FWMIX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 inves
t
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-A
| CWMAX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 32	0.60% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-C
| CWMCX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-E
| CWMEX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.84% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-T
| TMWMX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-1
| CWMFX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
las
t six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.44% *
*Annualized.
Key fund sta
tisti
cs
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Port
fol
io hol
din
gs by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-2
| FWMMX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 19	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of ad
dition
al inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class 529-F-3
| FWWMX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 17	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Port
folio
holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-1
| RWMAX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio h
oldin
gs by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2
| RWMBX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Po
rtfoli
o holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-2E
| RWEBX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 57	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-3
| RWMCX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.91% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-4
| RWMEX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 33	0.61% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5E
| RWMHX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 22	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-5
| RWMFX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.31% *
*Annualized.
Key fund sta
tisti
cs
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-001-1224 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Washington Mutual Investors Fund
Class R-6
| RWMGX
for the six months ended October 31, 2024
This semi-annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2024 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.26% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 189,223%
Total number of portfolio holdings	$ 197%
Portfolio turnover rate	$ 12%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-001-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Washington Mutual Investors Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended October 31, 2024
Lit. No. MFGEFP2-001-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024unaudited

Common stocks 96.80%		Shares	Value (000)
Energy 4.41%
	Canadian Natural Resources, Ltd.	34,959,725	$1,189,330
	Cenovus Energy, Inc.	16,143,893	259,432
	Chevron Corp.	4,624,354	688,196
	ConocoPhillips	7,389,612	809,458
	EOG Resources, Inc.	16,311,754	1,989,382
	Exxon Mobil Corp.	17,687,141	2,065,504
	Halliburton Co.	21,475,170	595,721
	Schlumberger NV	7,239,368	290,082
	South Bow Corp.[1]	1,787,678	44,620
	TC Energy Corp.	8,938,391	415,725
			8,347,450

Materials 2.80%
	Air Products and Chemicals, Inc.	374,095	116,168
	Celanese Corp.	5,101,614	642,650
	Corteva, Inc.	13,834,019	842,769
	Freeport-McMoRan, Inc.	4,498,454	202,520
	H.B. Fuller Co.	1,612,937	118,035
	Linde PLC	4,082,436	1,862,203
	LyondellBasell Industries NV	2,593,633	225,257
	Mosaic Co.	5,993,648	160,390
	Nucor Corp.	1,992,519	282,619
	Rio Tinto PLC (ADR)	4,614,043	299,405
	Royal Gold, Inc.	469,839	68,625
	Wheaton Precious Metals Corp.[2]	7,182,532	474,119
			5,294,760

Industrials 10.95%
	3M Co.	2,544,126	326,844
	ABB, Ltd. (ADR)[2]	8,277,862	458,842
	BAE Systems PLC (ADR)	3,112,789	200,619
	Boeing Co. (The)[1]	5,197,558	776,047
	Broadridge Financial Solutions, Inc.	783,768	165,265
	Carrier Global Corp.	8,836,580	642,596
	Caterpillar, Inc.	4,878,249	1,835,197
	CSX Corp.	19,292,848	649,011
	Deere & Co.	1,211,365	490,227
	Delta Air Lines, Inc.	5,383,090	308,020
	Equifax, Inc.	1,327,805	351,895
	FedEx Corp.	1,218,710	333,744
	General Electric Co.	12,943,155	2,223,375
	HEICO Corp.	771,609	189,006
	Honeywell International, Inc.	792,967	163,098
	Ingersoll-Rand, Inc.	3,362,567	322,806
	Johnson Controls International PLC	9,175,870	693,237
	L3Harris Technologies, Inc.	4,070,129	1,007,235
	Lennox International, Inc.	150,894	90,924
	Lockheed Martin Corp.	310,835	169,731
	Northrop Grumman Corp.	3,989,577	2,030,775
	PACCAR, Inc.	5,073,423	529,057
	Parker-Hannifin Corp.	183,522	116,366
	Paychex, Inc.	8,718,321	1,214,724
	Republic Services, Inc.	1,181,526	233,942
	RTX Corp.	19,531,677	2,363,138
	Southwest Airlines Co.	10,061,229	307,672
	TransUnion	3,225,040	326,697
	Union Pacific Corp.	5,582,057	1,295,428
	United Parcel Service, Inc., Class B	1,121,791	150,387
	Veralto Corp.	2,340,659	239,192
	Waste Connections, Inc.	1,728,053	305,433
	Waste Management, Inc.	960,906	207,412
			20,717,942

1	Washington Mutual Investors Fund

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 7.43%
	Advance Auto Parts, Inc.[2]	521,357	$18,606
	Amazon.com, Inc.[1]	2,401,029	447,552
	Chipotle Mexican Grill, Inc.[1]	2,190,250	122,150
	D.R. Horton, Inc.	1,997,925	337,649
	Darden Restaurants, Inc.[3]	9,509,021	1,521,634
	General Motors Co.	25,155,404	1,276,888
	Home Depot, Inc.	6,277,709	2,471,848
	Lennar Corp., Class A	1,066,048	181,548
	Marriott International, Inc., Class A	1,731,856	450,317
	McDonald’s Corp.	1,108,634	323,843
	NIKE, Inc., Class B	10,818,582	834,437
	Royal Caribbean Cruises, Ltd.	9,214,736	1,901,461
	Sony Group Corp. (ADR)[2]	3,653,445	64,301
	Starbucks Corp.	11,689,439	1,142,058
	Tesla, Inc.[1]	420,111	104,965
	TJX Companies, Inc. (The)	5,782,062	653,547
	Tractor Supply Co.	1,172,850	311,403
	Vail Resorts, Inc.	1,835,904	304,191
	YUM! Brands, Inc.	12,060,964	1,581,916
			14,050,314

Consumer staples 8.14%
	Altria Group, Inc.	21,005,626	1,143,966
	British American Tobacco PLC (ADR)	20,574,565	719,698
	Bunge Global SA	1,339,540	112,548
	Church & Dwight Co., Inc.	3,197,918	319,504
	Coca-Cola Co.	8,240,022	538,156
	Constellation Brands, Inc., Class A	6,061,459	1,408,319
	Costco Wholesale Corp.	561,619	490,956
	Danone (ADR)[2]	26,491,854	379,628
	Dollar General Corp.	5,053,180	404,457
	Hershey Co.	4,145,088	736,085
	Keurig Dr Pepper, Inc.	37,722,927	1,242,971
	Kimberly-Clark Corp.	1,645,577	220,804
	Kraft Heinz Co. (The)	19,510,449	652,820
	Mondelez International, Inc., Class A	7,191,766	492,492
	Philip Morris International, Inc.	35,585,119	4,722,145
	Procter & Gamble Co.	4,744,619	783,716
	Reckitt Benckiser Group PLC (ADR)	4,249,507	51,377
	Sysco Corp.	5,144,902	385,610
	Target Corp.	3,987,065	598,219
			15,403,471

Health care 14.55%
	Abbott Laboratories	16,577,414	1,879,381
	AbbVie, Inc.	15,456,359	3,151,088
	Amgen, Inc.	2,347,354	751,529
	AstraZeneca PLC (ADR)	23,690,375	1,685,570
	Bristol-Myers Squibb Co.	6,450,211	359,728
	CVS Health Corp.	24,073,519	1,359,191
	Danaher Corp.	4,957,041	1,217,747
	Elevance Health, Inc.	1,686,862	684,461
	Eli Lilly and Co.	6,248,220	5,184,398
	Gilead Sciences, Inc.	22,525,757	2,000,738
	Humana, Inc.	1,310,778	337,958
	Illumina, Inc.[1]	237,829	34,281
	Johnson & Johnson	2,138,653	341,885
	Merck & Co., Inc.	6,540,695	669,244
	Novo Nordisk AS, Class B (ADR)	3,940,909	441,185
	Pfizer, Inc.	11,222,599	317,599
	Regeneron Pharmaceuticals, Inc.[1]	97,677	81,873
	UnitedHealth Group, Inc.	9,739,254	5,497,809
	Vertex Pharmaceuticals, Inc.[1]	2,936,678	1,397,800
	Zoetis, Inc., Class A	808,214	144,492
			27,537,957

Washington Mutual Investors Fund	2

Common stocks (continued)		Shares	Value (000)

Financials 16.99%
	American Express Co.	1,416,991	$382,701
	Aon PLC, Class A	1,730,978	635,044
	Apollo Asset Management, Inc.	7,092,861	1,016,123
	Arthur J. Gallagher & Co.	3,762,337	1,057,969
	Bank of America Corp.	12,167,268	508,835
	BlackRock, Inc.	2,360,464	2,315,686
	Blackstone, Inc.	10,542,489	1,768,503
	Brookfield Asset Management, Ltd., Class A	8,341,072	442,410
	Canadian Imperial Bank of Commerce[2]	4,935,470	308,763
	Capital One Financial Corp.	3,606,761	587,145
	Carlyle Group, Inc. (The)	5,260,283	263,172
	Chubb, Ltd.	5,977,041	1,688,156
	Citizens Financial Group, Inc.	18,424,930	776,058
	CME Group, Inc., Class A	2,889,466	651,170
	Discover Financial Services	7,558,634	1,121,928
	Fifth Third Bancorp	3,004,436	131,234
	Goldman Sachs Group, Inc.	646,068	334,528
	Intercontinental Exchange, Inc.	3,242,799	505,455
	JPMorgan Chase & Co.	13,684,503	3,036,865
	KKR & Co., Inc.	12,533,272	1,732,600
	Marsh & McLennan Companies, Inc.	19,757,546	4,311,887
	Mastercard, Inc., Class A	3,780,562	1,888,731
	Morgan Stanley	8,864,253	1,030,469
	MSCI, Inc.	174,834	99,865
	Nasdaq, Inc.	4,020,878	297,223
	PNC Financial Services Group, Inc.	1,175,817	221,371
	S&P Global, Inc.	1,927,676	925,978
	Truist Financial Corp.	14,775,383	636,080
	Visa, Inc., Class A	7,564,400	2,192,541
	Wells Fargo & Co.	19,805,387	1,285,766
			32,154,256

Information technology 19.97%
	Accenture PLC, Class A	1,386,273	478,015
	Apple, Inc.	18,598,890	4,201,675
	Applied Materials, Inc.	6,390,539	1,160,394
	ASM International NV (ADR)	466,887	260,836
	ASML Holding NV (ADR)	2,110,831	1,419,639
	Broadcom, Inc.	69,937,340	11,873,262
	Cadence Design Systems, Inc.[1]	691,589	190,962
	Intel Corp.	11,590,730	249,432
	KLA Corp.	869,621	579,368
	Microsoft Corp.	24,826,990	10,088,447
	Motorola Solutions, Inc.	2,658,926	1,194,788
	NetApp, Inc.	1,594,318	183,841
	NVIDIA Corp.	13,358,758	1,773,509
	Oracle Corp.	5,897,355	989,812
	Salesforce, Inc.	1,289,634	375,761
	SAP SE (ADR)[2]	7,766,717	1,814,616
	Synopsys, Inc.[1]	554,785	284,943
	Texas Instruments, Inc.	3,312,266	672,920
			37,792,220

Communication services 5.02%
	Alphabet, Inc., Class A	6,987,667	1,195,660
	Alphabet, Inc., Class C	12,395,139	2,140,516
	AT&T, Inc.	2,584,647	58,258
	Comcast Corp., Class A	63,882,387	2,789,744
	Deutsche Telekom AG (ADR)[2]	3,790,388	114,508
	Electronic Arts, Inc.	2,052,672	309,645
	Meta Platforms, Inc., Class A	3,390,970	1,924,647
	Verizon Communications, Inc.	6,891,494	290,339
	Walt Disney Co. (The)	7,055,934	678,781
			9,502,098

3	Washington Mutual Investors Fund

Common stocks (continued)		Shares	Value (000)

Utilities 3.73%
	CenterPoint Energy, Inc.	9,534,757	$281,561
	Constellation Energy Corp.	7,984,885	2,099,705
	Entergy Corp.	2,031,552	314,444
	FirstEnergy Corp.	23,653,431	989,423
	NextEra Energy, Inc.	2,137,276	169,379
	Public Service Enterprise Group, Inc.	4,250,000	379,993
	Sempra	17,797,468	1,483,775
	Southern Co. (The)	14,626,223	1,331,425
			7,049,705

Real estate 2.81%
	American Tower Corp. REIT	2,098,900	448,199
	Equinix, Inc. REIT	482,685	438,317
	Extra Space Storage, Inc. REIT	7,872,276	1,285,543
	Mid-America Apartment Communities, Inc. REIT	3,237,142	489,909
	Prologis, Inc. REIT	4,326,156	488,596
	Public Storage REIT	791,547	260,466
	Welltower, Inc. REIT	14,188,512	1,913,746
			5,324,776
	Total common stocks (cost: $103,017,203,000)		183,174,949
Convertible stocks 0.20%
Industrials 0.16%
	Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	5,811,500	312,252

Financials 0.04%
	Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	906,506	69,230
	Total convertible stocks (cost: $335,900,000)		381,482
Short-term securities 3.14%
Money market investments 3.01%
	Capital Group Central Cash Fund 4.87%[3,4]	56,926,986	5,692,699

Money market investments purchased with collateral from securities on loan 0.13%
	Capital Group Central Cash Fund 4.87%[3,4,5]	934,650	93,465
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.77%[4,5]	38,864,220	38,865
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.76%[4,5]	16,400,000	16,400
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.72%[4,5]	16,400,000	16,400
	Fidelity Investments Money Market Government Portfolio, Class I 4.70%[4,5]	16,400,000	16,400
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.70%[4,5]	16,400,000	16,400
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.78%[4,5]	16,400,000	16,400
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.82%[4,5]	16,083,052	16,083
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.77%[4,5]	12,000,000	12,000
			242,413
	Total short-term securities (cost: $5,935,138,000)		5,935,112
	Total investment securities 100.14% (cost: $109,288,241,000)		189,491,543
	Other assets less liabilities (0.14)%		(268,326)
	Net assets 100.00%		$189,223,217

Washington Mutual Investors Fund	4

Investments in affiliates3

	Value at 5/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.80%
Materials 0.00%
Celanese Corp. [6]	$1,193,729	$—	$337,492	$(16,246)	$(197,341)	$—	$9,009
Consumer discretionary 0.80%
Darden Restaurants, Inc.	1,217,193	226,493	417	269	78,096	1,521,634	24,417
YUM! Brands, Inc.[6]	2,194,316	1,253	464,394	(12,181)	(137,078)	—	20,813
						1,521,634
Total common stocks						1,521,634
Short-term securities 3.06%
Money market investments 3.01%
Capital Group Central Cash Fund 4.87% [4]	6,398,719	8,649,566	9,355,563	235	(258)	5,692,699	171,548
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 4.87% [4,5]	659	92,806 [7]				93,465	— [8]
Total short-term securities						5,786,164
Total 3.86%				$(27,923)	$(256,581)	$7,307,798	$225,787

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $262,170,000, which represented .14% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 10/31/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2024. Refer to the investment portfolio for the security value at 10/31/2024.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

5	Washington Mutual Investors Fund

Financial statements
Statement of assets and liabilities at October 31, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $262,170 of investment securities on loan):
Unaffiliated issuers (cost: $102,426,883)	$182,183,745
Affiliated issuers (cost: $6,861,358)	7,307,798	$189,491,543
Cash		418
Cash denominated in currencies other than U.S. dollars (cost: $5,257)		5,257
Receivables for:
Sales of investments	204,352
Sales of fund’s shares	127,968
Dividends	210,511
Securities lending income	63
Other	3	542,897
		190,040,115
Liabilities:
Collateral for securities on loan		242,413
Payables for:
Purchases of investments	368,722
Repurchases of fund’s shares	121,931
Investment advisory services	36,325
Services provided by related parties	28,207
Board members’ deferred compensation	18,429
Other	871	574,485
Net assets at October 31, 2024		$189,223,217
Net assets consist of:
Capital paid in on shares of beneficial interest		$100,981,306
Total distributable earnings (accumulated loss)		88,241,911
Net assets at October 31, 2024		$189,223,217
Refer to the notes to financial statements.

Washington Mutual Investors Fund	6

Financial statements (continued)
Statement of assets and liabilities at October 31, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,976,492 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$87,461,875	1,374,726	$63.62
Class C	1,390,282	22,279	62.40
Class T	15	— *	63.61
Class F-1	2,286,409	36,135	63.27
Class F-2	35,014,803	551,127	63.53
Class F-3	11,230,991	176,636	63.58
Class 529-A	3,498,855	55,182	63.41
Class 529-C	75,965	1,207	62.94
Class 529-E	112,268	1,786	62.86
Class 529-T	25	— *	63.61
Class 529-F-1	18	— *	63.14
Class 529-F-2	438,398	6,892	63.61
Class 529-F-3	111	2	63.61
Class R-1	67,105	1,071	62.63
Class R-2	778,545	12,510	62.23
Class R-2E	118,578	1,877	63.18
Class R-3	1,729,690	27,536	62.82
Class R-4	2,652,049	42,015	63.12
Class R-5E	557,063	8,776	63.47
Class R-5	662,692	10,422	63.59
Class R-6	41,147,480	646,313	63.66
*
Amount less than one thousand.
Refer to the notes to financial statements.

7	Washington Mutual Investors Fund

Financial statements (continued)
Statement of operations for the six months ended October 31, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,646; also includes $225,787 from affiliates)	$1,871,119
Interest from unaffiliated issuers	1,360
Securities lending income (net of fees)	820	$1,873,299
Fees and expenses*:
Investment advisory services	207,585
Distribution services	130,449
Transfer agent services	50,499
Administrative services	28,011
529 plan services	1,123
Reports to shareholders	1,403
Registration statement and prospectus	1,265
Board members’ compensation	1,971
Auditing and legal	298
Custodian	3,010
Other	163	425,777
Net investment income		1,447,522
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	7,585,927
Affiliated issuers	(27,923)
In-kind redemptions	35,981
Currency transactions	(200)	7,593,785
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	11,964,091
Affiliated issuers	(256,581)
Currency translations	10	11,707,520
Net realized gain (loss) and unrealized appreciation (depreciation)		19,301,305
Net increase (decrease) in net assets resulting from operations		$20,748,827
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended October 31,	Year ended April 30,
	2024*	2024

Operations:
Net investment income	$1,447,522	$2,934,207
Net realized gain (loss)	7,593,785	12,179,738
Net unrealized appreciation (depreciation)	11,707,520	13,891,146
Net increase (decrease) in net assets resulting from operations	20,748,827	29,005,091
Distributions paid to shareholders	(9,333,812)	(10,257,462)
Net capital share transactions	3,871,852	1,554,663
Total increase (decrease) in net assets	15,286,867	20,302,292
Net assets:
Beginning of period	173,936,350	153,634,058
End of period	$189,223,217	$173,936,350
*
Unaudited.
Refer to the notes to financial statements.

9	Washington Mutual Investors Fund

Notes to financial statementsunaudited
1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Washington Mutual Investors Fund	10

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

11	Washington Mutual Investors Fund

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
As of October 31, 2024, all of the fund’s investments were classifed as Level 1.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Washington Mutual Investors Fund	12

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2024, the total value of securities on loan was $262,170,000, and the total value of collateral received was $268,084,000. Collateral received includes cash of $242,413,000 and U.S. government securities of $25,671,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended October 31, 2024, the fund recognized $1,066,000 in EU reclaims (net of $15,000 in fees and the effect of realized gain or loss from currency translations) and $28,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

13	Washington Mutual Investors Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of April 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$400,411
Undistributed long-term capital gains	8,034,054
As of October 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$81,922,630
Gross unrealized depreciation on investments	(1,806,902)
Net unrealized appreciation (depreciation) on investments	80,115,728
Cost of investments	109,375,815
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended October 31, 2024			Year ended April 30, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$558,608	$3,725,157	$4,283,765	$1,289,727	$3,415,650	$4,705,377
Class C	4,043	61,972	66,015	12,914	61,450	74,364
Class T	— *	1	1	— *	1	1
Class F-1	13,932	97,880	111,812	34,325	95,971	130,296
Class F-2	254,482	1,479,384	1,733,866	565,839	1,336,514	1,902,353
Class F-3	84,737	455,664	540,401	178,292	397,074	575,366
Class 529-A	21,722	150,154	171,876	50,866	138,493	189,359
Class 529-C	202	3,501	3,703	704	3,684	4,388
Class 529-E	575	4,861	5,436	1,444	4,619	6,063
Class 529-T	— *	1	1	— *	1	1
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	3,183	18,315	21,498	6,761	15,849	22,610
Class 529-F-3	1	7	8	— *	1	1
Class R-1	186	2,947	3,133	574	2,830	3,404
Class R-2	2,174	34,588	36,762	6,823	32,541	39,364
Class R-2E	484	5,167	5,651	1,244	4,622	5,866
Class R-3	8,400	76,493	84,893	21,734	71,851	93,585
Class R-4	16,636	116,059	132,695	41,487	114,114	155,601
Class R-5E	3,817	22,338	26,155	10,148	24,368	34,516
Class R-5	5,159	29,298	34,457	12,813	30,264	43,077
Class R-6	320,464	1,751,219	2,071,683	701,854	1,570,015	2,271,869
Total	$1,298,805	$8,035,007	$9,333,812	$2,937,549	$7,319,913	$10,257,462
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.342% on the first $3 billion of daily net assets and decreasing to 0.2075% on such assets in excess of $187 billion. For the six months ended October 31, 2024, the investment advisory services fees were $207,585,000, which were equivalent to an annualized rate of 0.222% of average daily net assets.

Washington Mutual Investors Fund	14

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended October 31, 2024, the 529 plan services fees were $1,123,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.

15	Washington Mutual Investors Fund

For the six months ended October 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$104,771	$23,988	$12,984	Not applicable
Class C	6,953	387	211	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,796	1,333	340	Not applicable
Class F-2	Not applicable	18,928	5,167	Not applicable
Class F-3	Not applicable	61	1,611	Not applicable
Class 529-A	3,976	888	520	$953
Class 529-C	386	21	12	22
Class 529-E	275	15	17	30
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	77	64	118
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	332	29	10	Not applicable
Class R-2	2,930	1,310	117	Not applicable
Class R-2E	357	117	18	Not applicable
Class R-3	4,350	1,268	261	Not applicable
Class R-4	3,323	1,277	400	Not applicable
Class R-5E	Not applicable	404	81	Not applicable
Class R-5	Not applicable	167	101	Not applicable
Class R-6	Not applicable	229	6,097	Not applicable

Total class-specific expenses	$130,449	$50,499	$28,011	$1,123
*
Amount less than one thousand.
Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $1,971,000 in the fund’s statement of operations reflects $525,000 in current fees (either paid in cash or deferred) and a net increase of $1,446,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended October 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $844,300,000 and $267,795,000, respectively, which generated $29,227,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended October 31, 2024.

Washington Mutual Investors Fund	16

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended October 31, 2024
Class A	$1,807,337	29,040	$4,205,506	70,062	$(4,642,513)	(74,722)	$1,370,330	24,380
Class C	81,313	1,331	65,625	1,115	(182,032)	(2,984)	(35,094)	(538)
Class T	—	—	—	—	—	—	—	—
Class F-1	71,977	1,169	110,696	1,854	(160,869)	(2,607)	21,804	416
Class F-2	2,910,134	46,967	1,699,247	28,344	(3,853,523)	(62,054)	755,858	13,257
Class F-3	1,261,513	20,226	533,504	8,890	(980,755)	(15,804)	814,262	13,312
Class 529-A	143,244	2,307	171,847	2,873	(267,047)	(4,319)	48,044	861
Class 529-C	7,470	121	3,702	63	(17,162)	(279)	(5,990)	(95)
Class 529-E	5,843	95	5,435	92	(10,339)	(169)	939	18
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	35,970	578	21,495	358	(39,805)	(640)	17,660	296
Class 529-F-3	23	1	8	— †	(69)	(1)	(38)	— †
Class R-1	3,429	56	3,132	53	(6,095)	(99)	466	10
Class R-2	50,539	829	36,758	626	(91,489)	(1,500)	(4,192)	(45)
Class R-2E	9,903	162	5,651	95	(14,710)	(239)	844	18
Class R-3	109,276	1,778	84,784	1,431	(212,060)	(3,453)	(18,000)	(244)
Class R-4	97,578	1,582	132,680	2,229	(266,953)	(4,333)	(36,695)	(522)
Class R-5E	60,766	986	26,151	436	(44,340)	(715)	42,577	707
Class R-5	25,119	404	34,163	569	(86,523)	(1,394)	(27,241)	(421)
Class R-6	1,367,697	22,051	2,071,329	34,479	(2,512,710)	(40,472)	926,316	16,058
Total net increase (decrease)	$8,049,131	129,683	$9,211,715	153,569	$(13,388,994)	(215,784)	$3,871,852	67,468
Refer to the end of the table for footnotes.

17	Washington Mutual Investors Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended April 30, 2024
Class A	$3,665,274	65,121	$4,615,092	83,465	$(8,129,220)	(144,910)	$151,146	3,676
Class C	166,846	3,016	73,874	1,363	(370,783)	(6,706)	(130,063)	(2,327)
Class T	—	—	—	—	—	—	—	—
Class F-1	109,754	1,966	129,064	2,349	(441,124)	(7,978)	(202,306)	(3,663)
Class F-2	4,986,562	88,863	1,863,182	33,718	(5,937,917)	(106,023)	911,827	16,558
Class F-3	1,766,211	31,453	568,662	10,280	(1,772,662)	(31,582)	562,211	10,151
Class 529-A	273,594	4,879	189,283	3,435	(497,288)	(8,905)	(34,411)	(591)
Class 529-C	16,189	291	4,386	80	(35,263)	(636)	(14,688)	(265)
Class 529-E	7,418	134	6,062	111	(18,767)	(340)	(5,287)	(95)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	66,907	1,190	22,603	408	(63,302)	(1,130)	26,208	468
Class 529-F-3	130	2	1	— †	—	—	131	2
Class R-1	6,394	116	3,376	62	(15,302)	(280)	(5,532)	(102)
Class R-2	116,286	2,122	39,336	728	(175,588)	(3,195)	(19,966)	(345)
Class R-2E	19,210	343	5,866	107	(23,814)	(428)	1,262	22
Class R-3	213,728	3,855	93,480	1,712	(353,972)	(6,392)	(46,764)	(825)
Class R-4	204,112	3,638	155,574	2,837	(583,273)	(10,490)	(223,587)	(4,015)
Class R-5E	98,373	1,745	34,515	625	(225,601)	(3,841)	(92,713)	(1,471)
Class R-5	59,677	1,059	42,729	775	(203,281)	(3,655)	(100,875)	(1,821)
Class R-6	3,122,527	55,403	2,271,459	41,030	(4,615,918)	(82,803)	778,068	13,630
Total net increase (decrease)	$14,899,192	265,196	$10,118,546	183,085	$(23,463,075)	(419,294)	$1,554,663	28,987
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,752,273,000 and $24,657,210,000, respectively, during the six months ended October 31, 2024.

Washington Mutual Investors Fund	18

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2024[5,6]	$59.84	$.45	$6.51	$6.96	$(.41 )	$(2.77)	$(3.18)	$63.62	11.97%[7]	$87,462	.56%[8]	.56%[8]	1.45%[8]
4/30/2024	53.38	.95	9.02	9.97	(.96 )	(2.55)	(3.51)	59.84	19.36	80,801.57		.57	1.69
4/30/2023	55.52	1.00	.15	1.15	(1.02)	(2.27)	(3.29)	53.38	2.45	71,892.57		.57	1.91
4/30/2022	56.35	.92	1.91	2.83	(.85 )	(2.81)	(3.66)	55.52	4.98	72,922.57		.57	1.59
4/30/2021	41.94	.83	15.12	15.95	(.87 )	(.67 )	(1.54)	56.35	38.63	71,469.58		.58	1.73
4/30/2020	46.68	.88	(2.36)	(1.48)	(.88 )	(2.38)	(3.26)	41.94	(3.63)	54,235.58		.58	1.93
Class C:
10/31/2024[5,6]	58.75	.22	6.38	6.60	(.18 )	(2.77)	(2.95)	62.40	11.55 [7]	1,390	1.31 [8]	1.31 [8]	.70 [8]
4/30/2024	52.48	.52	8.84	9.36	(.54 )	(2.55)	(3.09)	58.75	18.43	1,340	1.32	1.32	.94
4/30/2023	54.62	.60	.15	.75	(.62 )	(2.27)	(2.89)	52.48	1.71	1,319	1.32	1.32	1.16
4/30/2022	55.48	.48	1.89	2.37	(.42 )	(2.81)	(3.23)	54.62	4.20	1,452	1.32	1.32	.84
4/30/2021	41.33	.47	14.87	15.34	(.52 )	(.67 )	(1.19)	55.48	37.56	1,509	1.33	1.33	.99
4/30/2020	46.01	.54	(2.31)	(1.77)	(.53 )	(2.38)	(2.91)	41.33	(4.33)	1,497	1.33	1.33	1.19
Class T:
10/31/2024[5,6]	59.82	.53	6.52	7.05	(.49 )	(2.77)	(3.26)	63.61	12.14 [7,9]	— [10]	.31 [8,9]	.31 [8,9]	1.69 [8,9]
4/30/2024	53.38	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.82	19.62 [9]	— [10]	.32 [9]	.32 [9]	1.94 [9]
4/30/2023	55.51	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.38	2.75 [9]	— [10]	.30 [9]	.30 [9]	2.17 [9]
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25 [9]	— [10]	.32 [9]	.32 [9]	1.84 [9]
4/30/2021	41.93	.95	15.12	16.07	(.99 )	(.67 )	(1.66)	56.34	38.96 [9]	— [10]	.33 [9]	.33 [9]	1.98 [9]
4/30/2020	46.68	1.00	(2.38)	(1.38)	(.99 )	(2.38)	(3.37)	41.93	(3.39)[9]	— [10]	.34 [9]	.34 [9]	2.18 [9]
Class F-1:
10/31/2024[5,6]	59.53	.43	6.47	6.90	(.39 )	(2.77)	(3.16)	63.27	11.92 [7]	2,286	.63 [8]	.63 [8]	1.38 [8]
4/30/2024	53.12	.91	8.97	9.88	(.92 )	(2.55)	(3.47)	59.53	19.28	2,126.63		.63	1.64
4/30/2023	55.26	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.12	2.40	2,092.63		.63	1.85
4/30/2022	56.10	.88	1.90	2.78	(.81 )	(2.81)	(3.62)	55.26	4.91	2,216.63		.63	1.52
4/30/2021	41.76	.80	15.05	15.85	(.84 )	(.67 )	(1.51)	56.10	38.53	2,422.64		.64	1.68
4/30/2020	46.49	.85	(2.35)	(1.50)	(.85 )	(2.38)	(3.23)	41.76	(3.68)	2,529.64		.64	1.88
Class F-2:
10/31/2024[5,6]	59.76	.51	6.50	7.01	(.47 )	(2.77)	(3.24)	63.53	12.08 [7]	35,015	.37 [8]	.37 [8]	1.64 [8]
4/30/2024	53.32	1.06	9.00	10.06	(1.07)	(2.55)	(3.62)	59.76	19.57	32,142.37		.37	1.89
4/30/2023	55.46	1.10	.15	1.25	(1.12)	(2.27)	(3.39)	53.32	2.67	27,795.37		.37	2.10
4/30/2022	56.29	1.03	1.92	2.95	(.97 )	(2.81)	(3.78)	55.46	5.18	28,561.37		.37	1.78
4/30/2021	41.89	.93	15.11	16.04	(.97 )	(.67 )	(1.64)	56.29	38.91	26,849.37		.37	1.93
4/30/2020	46.64	.97	(2.37)	(1.40)	(.97 )	(2.38)	(3.35)	41.89	(3.44)	18,175.39		.39	2.13
Class F-3:
10/31/2024[5,6]	59.80	.55	6.50	7.05	(.50 )	(2.77)	(3.27)	63.58	12.14 [7]	11,231	.26 [8]	.26 [8]	1.74 [8]
4/30/2024	53.35	1.12	9.01	10.13	(1.13)	(2.55)	(3.68)	59.80	19.71	9,767.26		.26	2.00
4/30/2023	55.49	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.35	2.77	8,172.26		.26	2.21
4/30/2022	56.32	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.49	5.30	7,842.26		.26	1.89
4/30/2021	41.91	.99	15.10	16.09	(1.01)	(.67 )	(1.68)	56.32	39.07	6,969.27		.27	2.03
4/30/2020	46.66	1.02	(2.37)	(1.35)	(1.02)	(2.38)	(3.40)	41.91	(3.33)	4,154.27		.27	2.24
Class 529-A:
10/31/2024[5,6]	59.64	.44	6.50	6.94	(.40 )	(2.77)	(3.17)	63.41	11.98 [7]	3,499	.60 [8]	.60 [8]	1.41 [8]
4/30/2024	53.22	.93	8.98	9.91	(.94 )	(2.55)	(3.49)	59.64	19.29	3,240.61		.61	1.66
4/30/2023	55.36	.98	.15	1.13	(1.00)	(2.27)	(3.27)	53.22	2.42	2,923.61		.61	1.87
4/30/2022	56.20	.89	1.91	2.80	(.83 )	(2.81)	(3.64)	55.36	4.94	2,952.60		.60	1.55
4/30/2021	41.83	.81	15.08	15.89	(.85 )	(.67 )	(1.52)	56.20	38.58	2,887.62		.62	1.69
4/30/2020	46.56	.86	(2.35)	(1.49)	(.86 )	(2.38)	(3.24)	41.83	(3.66)	2,142.63		.63	1.89
Refer to the end of the table for footnotes.

19	Washington Mutual Investors Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2024[5,6]	$59.22	$.21	$6.44	$6.65	$(.16 )	$(2.77)	$(2.93)	$62.94	11.55%[7]	$76	1.35%[8]	1.35%[8]	.66%[8]
4/30/2024	52.87	.50	8.90	9.40	(.50 )	(2.55)	(3.05)	59.22	18.37	77	1.37	1.37	.90
4/30/2023	54.99	.57	.16	.73	(.58 )	(2.27)	(2.85)	52.87	1.64	83	1.38	1.38	1.10
4/30/2022	55.84	.45	1.90	2.35	(.39 )	(2.81)	(3.20)	54.99	4.14	93	1.36	1.36	.79
4/30/2021	41.56	.48	14.96	15.44	(.49 )	(.67 )	(1.16)	55.84	37.57	109	1.35	1.35	1.02
4/30/2020	46.25	.53	(2.33)	(1.80)	(.51 )	(2.38)	(2.89)	41.56	(4.38)	216	1.36	1.36	1.16
Class 529-E:
10/31/2024[5,6]	59.16	.36	6.43	6.79	(.32 )	(2.77)	(3.09)	62.86	11.82 [7]	112	.84 [8]	.84 [8]	1.17 [8]
4/30/2024	52.82	.78	8.91	9.69	(.80 )	(2.55)	(3.35)	59.16	19.01	105.85		.85	1.41
4/30/2023	54.96	.84	.16	1.00	(.87 )	(2.27)	(3.14)	52.82	2.17	98.85		.85	1.62
4/30/2022	55.82	.75	1.89	2.64	(.69 )	(2.81)	(3.50)	54.96	4.69	103.85		.85	1.31
4/30/2021	41.56	.70	14.98	15.68	(.75 )	(.67 )	(1.42)	55.82	38.27	107.85		.85	1.47
4/30/2020	46.27	.75	(2.33)	(1.58)	(.75 )	(2.38)	(3.13)	41.56	(3.89)	88.86		.86	1.66
Class 529-T:
10/31/2024[5,6]	59.83	.51	6.51	7.02	(.47 )	(2.77)	(3.24)	63.61	12.07 [7,9]	— [10]	.37 [8,9]	.37 [8,9]	1.64 [8,9]
4/30/2024	53.38	1.06	9.01	10.07	(1.07)	(2.55)	(3.62)	59.83	19.56 [9]	— [10]	.37 [9]	.37 [9]	1.88 [9]
4/30/2023	55.51	1.11	.16	1.27	(1.13)	(2.27)	(3.40)	53.38	2.69 [9]	— [10]	.36 [9]	.36 [9]	2.11 [9]
4/30/2022	56.34	1.03	1.91	2.94	(.96 )	(2.81)	(3.77)	55.51	5.18 [9]	— [10]	.38 [9]	.38 [9]	1.77 [9]
4/30/2021	41.93	.93	15.11	16.04	(.96 )	(.67 )	(1.63)	56.34	38.90 [9]	— [10]	.38 [9]	.38 [9]	1.92 [9]
4/30/2020	46.68	.97	(2.37)	(1.40)	(.97 )	(2.38)	(3.35)	41.93	(3.44)[9]	— [10]	.38 [9]	.38 [9]	2.14 [9]
Class 529-F-1:
10/31/2024[5,6]	59.40	.49	6.47	6.96	(.45 )	(2.77)	(3.22)	63.14	12.07 [7,9]	— [10]	.44 [8,9]	.44 [8,9]	1.57 [8,9]
4/30/2024	53.02	1.02	8.94	9.96	(1.03)	(2.55)	(3.58)	59.40	19.49 [9]	— [10]	.43 [9]	.43 [9]	1.83 [9]
4/30/2023	55.17	1.06	.15	1.21	(1.09)	(2.27)	(3.36)	53.02	2.59 [9]	— [10]	.44 [9]	.44 [9]	2.03 [9]
4/30/2022	56.01	.99	1.90	2.89	(.92 )	(2.81)	(3.73)	55.17	5.13 [9]	— [10]	.43 [9]	.43 [9]	1.72 [9]
4/30/2021	41.70	.84	15.10	15.94	(.96 )	(.67 )	(1.63)	56.01	38.87 [9]	— [10]	.40 [9]	.40 [9]	1.88 [9]
4/30/2020	46.44	.96	(2.35)	(1.39)	(.97 )	(2.38)	(3.35)	41.70	(3.45)	192.40		.40	2.12
Class 529-F-2:
10/31/2024[5,6]	59.83	.52	6.50	7.02	(.47 )	(2.77)	(3.24)	63.61	12.09 [7]	438	.35 [8]	.35 [8]	1.65 [8]
4/30/2024	53.38	1.07	9.01	10.08	(1.08)	(2.55)	(3.63)	59.83	19.59	395.36		.36	1.90
4/30/2023	55.52	1.11	.15	1.26	(1.13)	(2.27)	(3.40)	53.38	2.71	327.34		.34	2.13
4/30/2022	56.34	1.04	1.92	2.96	(.97 )	(2.81)	(3.78)	55.52	5.19	303.36		.36	1.79
4/30/2021[5,11]	44.47	.50	12.55	13.05	(.51 )	(.67 )	(1.18)	56.34	29.66 [7]	269	.38 [8]	.38 [8]	1.95 [8]
Class 529-F-3:
10/31/2024[5,6]	59.82	.53	6.51	7.04	(.48 )	(2.77)	(3.25)	63.61	12.13 [7]	— [10]	.32 [8]	.32 [8]	1.70 [8]
4/30/2024	53.37	.95	9.15	10.10	(1.10)	(2.55)	(3.65)	59.82	19.63	— [10]	.32	.32	1.66
4/30/2023	55.51	1.13	.15	1.28	(1.15)	(2.27)	(3.42)	53.37	2.72	— [10]	.32	.32	2.15
4/30/2022	56.34	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.51	5.25	— [10]	.32	.32	1.84
4/30/2021[5,11]	44.47	.51	12.55	13.06	(.52 )	(.67 )	(1.19)	56.34	29.69 [7]	— [10]	.43 [8]	.32 [8]	2.01 [8]
Class R-1:
10/31/2024[5,6]	58.96	.21	6.40	6.61	(.17 )	(2.77)	(2.94)	62.63	11.53 [7]	67	1.34 [8]	1.34 [8]	.67 [8]
4/30/2024	52.66	.51	8.87	9.38	(.53 )	(2.55)	(3.08)	58.96	18.40	63	1.35	1.35	.91
4/30/2023	54.79	.59	.16	.75	(.61 )	(2.27)	(2.88)	52.66	1.68	61	1.34	1.34	1.14
4/30/2022	55.64	.46	1.90	2.36	(.40 )	(2.81)	(3.21)	54.79	4.18	68	1.35	1.35	.80
4/30/2021	41.45	.46	14.92	15.38	(.52 )	(.67 )	(1.19)	55.64	37.53	75	1.35	1.35	.96
4/30/2020	46.13	.52	(2.31)	(1.79)	(.51 )	(2.38)	(2.89)	41.45	(4.37)	67	1.37	1.37	1.15
Refer to the end of the table for footnotes.

Washington Mutual Investors Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2024[5,6]	$58.60	$.20	$6.37	$6.57	$(.17 )	$(2.77)	$(2.94)	$62.23	11.53%[7]	$779	1.35%[8]	1.35%[8]	.66%[8]
4/30/2024	52.36	.50	8.82	9.32	(.53 )	(2.55)	(3.08)	58.60	18.40	736	1.35	1.35	.91
4/30/2023	54.51	.58	.15	.73	(.61 )	(2.27)	(2.88)	52.36	1.67	675	1.36	1.36	1.12
4/30/2022	55.38	.45	1.89	2.34	(.40 )	(2.81)	(3.21)	54.51	4.15	701	1.35	1.35	.80
4/30/2021	41.26	.45	14.85	15.30	(.51 )	(.67 )	(1.18)	55.38	37.54	739	1.37	1.37	.94
4/30/2020	45.94	.52	(2.31)	(1.79)	(.51 )	(2.38)	(2.89)	41.26	(4.37)	611	1.37	1.37	1.15
Class R-2E:
10/31/2024[5,6]	59.44	.30	6.47	6.77	(.26 )	(2.77)	(3.03)	63.18	11.71 [7]	119	1.06 [8]	1.06 [8]	.95 [8]
4/30/2024	53.06	.67	8.95	9.62	(.69 )	(2.55)	(3.24)	59.44	18.74	110	1.06	1.06	1.20
4/30/2023	55.19	.74	.16	.90	(.76 )	(2.27)	(3.03)	53.06	1.97	98	1.06	1.06	1.41
4/30/2022	56.03	.63	1.90	2.53	(.56 )	(2.81)	(3.37)	55.19	4.47	95	1.06	1.06	1.09
4/30/2021	41.72	.59	15.03	15.62	(.64 )	(.67 )	(1.31)	56.03	37.92	98	1.08	1.08	1.24
4/30/2020	46.43	.66	(2.34)	(1.68)	(.65 )	(2.38)	(3.03)	41.72	(4.09)	92	1.07	1.07	1.45
Class R-3:
10/31/2024[5,6]	59.12	.34	6.43	6.77	(.30 )	(2.77)	(3.07)	62.82	11.79 [7]	1,730	.91 [8]	.91 [8]	1.10 [8]
4/30/2024	52.79	.75	8.90	9.65	(.77 )	(2.55)	(3.32)	59.12	18.93	1,642.91		.91	1.35
4/30/2023	54.93	.81	.15	.96	(.83 )	(2.27)	(3.10)	52.79	2.11	1,510.91		.91	1.56
4/30/2022	55.78	.71	1.90	2.61	(.65 )	(2.81)	(3.46)	54.93	4.64	1,663.91		.91	1.24
4/30/2021	41.54	.66	14.96	15.62	(.71 )	(.67 )	(1.38)	55.78	38.13	1,904.92		.92	1.39
4/30/2020	46.24	.72	(2.32)	(1.60)	(.72 )	(2.38)	(3.10)	41.54	(3.94)	1,604.92		.92	1.60
Class R-4:
10/31/2024[5,6]	59.39	.44	6.45	6.89	(.39 )	(2.77)	(3.16)	63.12	11.96 [7]	2,652	.61 [8]	.61 [8]	1.40 [8]
4/30/2024	53.01	.92	8.95	9.87	(.94 )	(2.55)	(3.49)	59.39	19.29	2,526.61		.61	1.66
4/30/2023	55.15	.97	.15	1.12	(.99 )	(2.27)	(3.26)	53.01	2.42	2,468.61		.61	1.87
4/30/2022	55.99	.89	1.90	2.79	(.82 )	(2.81)	(3.63)	55.15	4.94	2,738.61		.61	1.54
4/30/2021	41.68	.81	15.02	15.83	(.85 )	(.67 )	(1.52)	55.99	38.57	3,322.62		.62	1.69
4/30/2020	46.41	.86	(2.35)	(1.49)	(.86 )	(2.38)	(3.24)	41.68	(3.67)	2,874.62		.62	1.90
Class R-5E:
10/31/2024[5,6]	59.70	.50	6.49	6.99	(.45 )	(2.77)	(3.22)	63.47	12.07 [7]	557	.41 [8]	.41 [8]	1.59 [8]
4/30/2024	53.27	1.04	8.99	10.03	(1.05)	(2.55)	(3.60)	59.70	19.52	482.41		.41	1.86
4/30/2023	55.41	1.08	.15	1.23	(1.10)	(2.27)	(3.37)	53.27	2.61	508.41		.41	2.06
4/30/2022	56.25	1.00	1.91	2.91	(.94 )	(2.81)	(3.75)	55.41	5.14	485.41		.41	1.74
4/30/2021	41.86	.92	15.09	16.01	(.95 )	(.67 )	(1.62)	56.25	38.88	536.41		.41	1.89
4/30/2020	46.61	.95	(2.35)	(1.40)	(.97 )	(2.38)	(3.35)	41.86	(3.45)	292.41		.41	2.11
Class R-5:
10/31/2024[5,6]	59.80	.53	6.52	7.05	(.49 )	(2.77)	(3.26)	63.59	12.13 [7]	663	.31 [8]	.31 [8]	1.70 [8]
4/30/2024	53.36	1.09	9.00	10.09	(1.10)	(2.55)	(3.65)	59.80	19.62	648.31		.31	1.95
4/30/2023	55.49	1.14	.15	1.29	(1.15)	(2.27)	(3.42)	53.36	2.73	676.31		.31	2.17
4/30/2022	56.32	1.06	1.92	2.98	(1.00)	(2.81)	(3.81)	55.49	5.25	815.31		.31	1.84
4/30/2021	41.91	.96	15.11	16.07	(.99 )	(.67 )	(1.66)	56.32	39.00	1,005.32		.32	2.00
4/30/2020	46.66	1.01	(2.38)	(1.37)	(1.00)	(2.38)	(3.38)	41.91	(3.38)	996.32		.32	2.20
Class R-6:
10/31/2024[5,6]	59.87	.55	6.51	7.06	(.50 )	(2.77)	(3.27)	63.66	12.17 [7]	41,147	.26 [8]	.26 [8]	1.74 [8]
4/30/2024	53.41	1.12	9.02	10.14	(1.13)	(2.55)	(3.68)	59.87	19.70	37,736.26		.26	2.00
4/30/2023	55.55	1.16	.15	1.31	(1.18)	(2.27)	(3.45)	53.41	2.76	32,937.26		.26	2.21
4/30/2022	56.38	1.09	1.92	3.01	(1.03)	(2.81)	(3.84)	55.55	5.30	32,755.26		.26	1.89
4/30/2021	41.96	.99	15.12	16.11	(1.02)	(.67 )	(1.69)	56.38	39.04	32,128.27		.27	2.04
4/30/2020	46.71	1.03	(2.37)	(1.34)	(1.03)	(2.38)	(3.41)	41.96	(3.32)	23,486.27		.27	2.25
Refer to the end of the table for footnotes.

21	Washington Mutual Investors Fund

Financial highlights (continued)

	Six months ended October 31, 2024[5,6,7]	Year ended April 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[12]	12%	31%	30%	19%	24%	30%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

Washington Mutual Investors Fund	22

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

23	Washington Mutual Investors Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Washington Mutual Investors Fund

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: January 07, 2025